Schedule of Amounts Receivable (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Amounts Receivable
Accounts receivable	$ 2,466,865	$ 4,207,739
GST receivable	67,912	71,284
Interest receivable	41,779	52,538
Due from related parties	3,999	3,913
Cash call receivable from JV partner	4,672,404
Other	2,376	2,351
Amounts receivable	$ 7,255,335	$ 4,337,825